Financial Instrument, Risk Management and Fair Value Measurements, Nonrecurring Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on indefinite-lived intangible asset	$ 42.0		$ 42.1	$ 9.3
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Gains (Losses) on Impairment of Crop Protection intangibles			(42.1)
Total Gains (Losses) on Impairment of intangibles		$ (1.8)	(1.3)
Total Gains (Losses) on total assets		(1.8)	(43.4)
Fair Value, Measurements, Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Crop Protection intangibles	0.0		0.0
Impairment of intangibles	0.0	0.0	0.0
Total Assets	0.0	0.0	0.0
Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Crop Protection intangibles	0.0		0.0
Impairment of intangibles	0.0	0.0	0.0
Total Assets	0.0	0.0	0.0
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Crop Protection intangibles	1,136.1		1,136.1
Impairment of intangibles	4.3	3.1	4.3
Total Assets	1,140.4	3.1	1,140.4
Estimate of Fair Value Measurement | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Crop Protection intangibles	1,136.1		1,136.1
Impairment of intangibles	4.3	3.1	4.3
Total Assets	$ 1,140.4	3.1	1,140.4
FMC Agricultural Solutions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on indefinite-lived intangible asset		$ 2.0	$ 1.0